UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7217

Waddell & Reed Advisors Asset Strategy Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Asset Strategy Fund
September 30, 2005
BULLION - 5.80%	Troy Ounces	Value

Gold	118,379	$55,555,267
(Cost: $45,730,706)

COMMON STOCKS	Shares

Aircraft - 2.68%
BAE SYSTEMS plc (A)	1,448,100	8,773,038
Boeing Company (The)	153,800	10,450,710
United Technologies Corporation	124,000	6,428,160
		25,651,908
Banks - 2.06%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	880	11,550,896
Unibanco - Uniao de Bancos Brasileiros S.A., GDR	156,100	8,210,860
		19,761,756

Broadcasting - 0.49%
XM Satellite Radio Holdings Inc., Class A*	130,609	4,689,516

Business Equipment and Services - 4.23%
Dentsu Inc. (A)*	3,207	9,097,071
Headwaters Incorporated*	247,028	9,238,847
Jacobs Engineering Group Inc.*	93,200	6,281,680
Mitsubishi Corporation (A)	244,400	4,822,764
Mitsui & Co., Ltd. (A)	762,000	9,538,845
Pacific Basin Shipping Limited (A)	3,164,000	1,560,097
		40,539,304
Capital Equipment - 4.77%
Caterpillar Inc.	255,600	15,016,500
Chicago Bridge & Iron Company N.V., NY Shares	161,296	5,014,693
China Shenhua Energy Company Limited, H shares (A)*	7,429,500	8,715,349
Deere & Company (B)	84,170	5,151,204
SMC Corporation (A)	69,200	9,211,223
Shaw Group Inc. (The)*	102,300	2,522,718
		45,631,687
Chemicals - Petroleum and Inorganic - 0.90%
Yara International ASA (A)	478,100	8,630,425

Chemicals - Specialty - 0.71%
Scotts Miracle-Gro Company (The)	77,353	6,801,649
Coal - 2.58%
Foundation Coal Holdings, Inc.	143,500	5,517,575
Peabody Energy Corporation	227,600	19,198,060
		24,715,635
Construction Materials - 2.34%
CRH public limited company (A)	169,260	4,587,809
Cemex, S.A. de C.V., ADR	340,156	17,790,159
		22,377,968
Electrical Equipment - 0.22%
Ushio Inc. (A)	104,300	2,117,883

Electronic Components - 2.81%
Maxim Integrated Products, Inc.	95,000	4,051,275
Microchip Technology Incorporated	159,200	4,793,512
Samsung Electronics Co., Ltd. (A)	31,935	18,013,987
		26,858,774
Finance Companies - 2.81%
Rio Tinto plc (A)	541,400	22,133,821
SLM Corporation	88,788	4,762,588
		26,896,409
Food and Related - 3.11%
Archer Daniels Midland Company	676,200	16,675,092
Bunge Limited (B)	248,727	13,088,015
		29,763,107
Forest and Paper Products - 0.52%
Aracruz Celulose S.A., ADR	121,600	4,934,528

Gold and Precious Metals - 4.82%
Agnico-Eagle Mines Limited	366,500	5,427,865
Barrick Gold Corporation	821,300	23,858,765
Placer Dome Inc.	501,700	8,604,155
Yanzhou Coal Mining Company Limited, Class H (A)	10,467,200	8,298,306
		46,189,091
Health Care - Drugs - 1.95%
Genentech, Inc.*	57,010	4,800,812
Gilead Sciences, Inc.*	197,265	9,608,778
Neurocrine Biosciences, Inc.*	86,000	4,229,050
		18,638,640
Health Care - General - 0.40%
Schein (Henry), Inc.*	90,500	3,854,847

Hospital Supply and Management - 1.50%
Cerner Corporation*	111,300	9,670,301
Stryker Corporation	95,700	4,730,451
		14,400,752
Household - General Products - 0.65%
Colgate-Palmolive Company	116,900	6,171,151

Mining - 11.93%
Alumina Limited (A)	1,307,845	6,093,885
BHP Billiton Plc (A)	1,282,300	21,757,874
Cameco Corporation (A)	89,300	4,763,384
Falconbridge Limited (A)	382,000	10,207,913
Freeport-McMoRan Copper & Gold Inc., Class B	210,059	10,206,767
Inco Limited	265,900	12,590,365
Newmont Mining Corporation	495,700	23,382,169
Phelps Dodge Corporation	121,400	15,773,502
Southern Peru Copper Corporation	169,000	9,457,240
		114,233,099
Motor Vehicles - 2.50%
Toyota Motor Corporation (A)	522,700	23,944,325

Multiple Industry - 9.61%
3M Company	52,500	3,851,400
Alpha Natural Resources, Inc.*	260,561	7,827,252
Bucyrus International, Inc., Class A	112,700	5,525,681
Companhia Vale do Rio Doce, ADR	785,700	34,460,802
General Electric Company	547,004	18,417,625
Hutchison Whampoa Limited, Ordinary Shares (A)	1,386,000	14,338,116
Smiths Group plc (A)	450,000	7,611,247
		92,032,123
Non-Residential Construction - 1.85%
Fluor Corporation	103,633	6,671,893
Hyundai Heavy Industries Co., Ltd. (A)	112,845	8,400,587
Shimizu Corporation (A)	406,000	2,657,429
		17,729,909
Petroleum - Domestic - 0.60%
PetroChina Company Limited (A)(C)	6,850,000	5,739,681

Petroleum - International - 8.23%
Anadarko Petroleum Corporation	185,600	17,771,200
BP p.l.c., ADR	225,700	15,990,845
Burlington Resources Inc.	196,200	15,954,984
China Petroleum & Chemical Corporation, H Shares (A)	18,952,000	8,672,957
Exxon Mobil Corporation	321,100	20,402,694
		78,792,680
Petroleum - Services - 4.55%
Baker Hughes Incorporated	145,600	8,689,408
Schlumberger Limited	187,600	15,829,688
Transocean Inc.*	165,200	10,128,412
Weatherford International Ltd.*	129,500	8,891,470
		43,538,978
Real Estate Investment Trust - 0.54%
Keppel Land Limited (A)	2,345,000	5,127,652

Retail - Food Stores - 1.51%
CVS Corporation	255,300	7,406,253
Walgreen Co.	162,955	7,080,395
		14,486,648
Security and Commodity Brokers - 3.01%
Chicago Mercantile Exchange Holdings Inc.	21,504	7,253,299
Franklin Resources, Inc.	48,800	4,097,248
Goldman Sachs Group, Inc. (The)	65,700	7,987,806
Legg Mason, Inc.	86,800	9,521,092
		28,859,445
Utilities - Electric - 0.45%
Veolia Environment (A)	101,350	4,277,195

TOTAL COMMON STOCKS - 84.33%		$807,386,765

(Cost: $592,168,140)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Beverages - 0.30%
Central European Distribution Corporation,
8.0%, 7-25-12 (C)(E)	EUR 2,250	2,893,815

Capital Equipment - 0.27%
Hyundai Motor Company,
5.3%, 12-19-08 (C)	$2,600	2,604,714

Computers - Peripherals - 0.16%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (D)	1,950	1,491,750

Construction Materials - 0.41%
Interface, Inc.:
7.3%, 4-1-08	1,320	1,320,000
9.5%, 2-1-14	1,280	1,280,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12	1,600	1,344,000
		3,944,000
Finance Companies - 0.69%
ALROSA Finance S.A.,
8.125%, 5-6-08	2,000	2,139,000
Russian Standard Bank,
7.5%, 10-7-10 (C)	950	950,000
SLM Corporation,
4.0%, 7-25-14	1,200	1,171,704
Toyota Motor Credit Corporation,
4.67%, 1-18-15	2,400	2,302,848
		6,563,552
Hospital Supply and Management - 0.19%
US Oncology Holdings, Inc.,
9.2637504%, 3-15-15 (C)	1,875	1,846,875

Mining - 0.40%
Vedanta Resources plc,
6.625%, 2-22-10 (C)	3,900	3,857,623

Motion Pictures - 0.16%
Cinemark, Inc.,
0.0%, 3-15-14 (D)	2,200	1,540,000

Multiple Industry - 0.36%
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	2,000	1,990,734
Sino-Forest Corporation,
9.125%, 8-17-11 (C)	1,325	1,431,000
		3,421,734
Publishing - 0.08%
Pearson Inc.,
7.375%, 9-15-06 (C)	750	768,823

Retail - Specialty Stores - 0.05%
Lowe's Companies, Inc.,
7.5%, 12-15-05	500	502,999

Utilities - Gas and Pipeline - 0.12%
Wisconsin Gas Company,
6.375%, 11-1-05	1,135	1,136,839

Utilities - Telephone - 0.43%
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (C)	2,300	2,547,250
Verizon Global Funding Corp. and Verizon Communications Inc.,
6.75%, 12-1-05	1,500	1,506,423
		4,053,673

TOTAL CORPORATE DEBT SECURITIES - 3.62%		$34,626,397

(Cost: $34,203,148)

OTHER GOVERNMENT SECURITIES

South Korea - 0.24%
Korea Development Bank (The)
3.98%, 10-29-06	2,300	2,282,327

United Kingdom - 0.75%
United Kingdom Treasury
4.75%, 6-7-10 (E)	GBP 4,000	7,215,579

TOTAL OTHER GOVERNMENT SECURITIES - 0.99%		$9,497,906

(Cost: $9,745,213)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.0%, 4-15-19	$3,430	520,149
5.0%, 4-15-19	1,673	269,216
5.0%, 2-15-20	5,643	417,675
5.0%, 7-15-21	2,819	326,376
5.0%, 6-15-22	5,681	367,538
5.0%, 7-15-22	20,325	1,450,145
5.0%, 11-15-22	1,855	313,685
5.0%, 1-15-23	4,082	305,739
5.0%, 4-15-23	1,765	192,568
5.0%, 5-15-23	2,858	476,471
5.0%, 8-15-23	2,117	348,053
5.5%, 11-15-23	8,801	1,133,596
5.5%, 11-15-23	5,686	564,241
5.0%, 9-15-24	5,720	576,233
5.5%, 9-15-24	3,321	317,711
5.5%, 4-15-25	1,486	178,757
5.5%, 4-15-25	682	98,701
5.0%, 9-15-25	7,351	866,444
5.0%, 4-15-26	10,109	1,088,621
5.5%, 2-15-30	2,231	314,839
5.0%, 8-15-30	4,179	503,931
5.5%, 3-15-31	2,796	424,310
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	3,735	417,420
5.0%, 5-25-22	2,446	397,940
5.5%, 9-25-25	2,186	239,446
5.5%, 11-25-25	7,474	738,096
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	5,653	907,523
5.0%, 6-20-31	6,155	960,266
5.0%, 7-20-33	1,572	312,296
5.5%, 11-20-33	5,972	1,093,607
5.5%, 7-1-35	3,231	582,782

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.74%		$16,704,375

(Cost: $15,431,318)

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.05%	Face Amount in Thousands

British Pound, 3-8-06 (E)	GBP 8,180	372,499
Euro, 6-8-06 (E)	EUR 1,800	44,364
Euro, 7-19-06 (E)	2,250	16,395
		$433,258

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 0.63%
Diageo Capital plc (Diageo plc)
3.84%, 10-6-05	$6,000	5,996,800

Health Care - Drugs - 0.73%
Alcon Capital Corporation (Nestle S.A.)
3.8%, 10-6-05	7,000	6,996,305

Household - General Products - 0.63%
Fortune Brands Inc.
3.87%, 10-17-05	6,000	5,989,680

Retail - General Merchandise - 0.52%
Target Corporation
3.75%, 10-11-05	5,000	4,994,792

Security and Commodity Brokers - 0.96%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The))
3.87%, 10-3-05	9,206	9,204,021

TOTAL SHORT-TERM SECURITIES - 3.47%		$33,181,598

(Cost: $33,181,598)

TOTAL INVESTMENT SECURITIES - 100.00%		$957,385,566

(Cost: $730,460,123)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows:
REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.

The following swap agreements were outstanding at September 30, 2005:
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ Depreciation

Merrill Lynch International	Dow Jones CDX Emerging Markets Series 4	1.8%	12-20-10	$9,100	$(82,355)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 4	3.6%	6-20-10	6,831	(203,263)

					$(285,618)

*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities serve as cover for the following written call options outstanding at September 30, 2005:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Bunge Limited	623	October/62.5	$34,540	$1,246
Deere & Company	841	October/70	40,366	2,103

			$74,906	$3,349

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $22,639,781 or 2.36% of total investments.
(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(E)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, GBP - Great Britain Pound).

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Asset Strategy Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: November 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: November 29, 2005